Allowance for doubtful trade accounts receivables (Details) - USD ($)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Balance at Beginning of Period	$ 618,054	$ 876,300	$ 3,200,434
Expense / Reversal	41,509	190,493	(48,580)
Bad debts written off	(11,172)	(420,018)	(2,106,011)
Effect of exchange rate changes	(22,474)	(28,721)	(169,543)
Balance at end of period	$ 625,917	$ 618,054	$ 876,300